UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 1SG OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__Rule I 5Ga-1 under the Exchange Act (17 CFR 240. 15Ga-1) for the reporting period:

January 1, 2024 To December 31, 2024

Date of Report (Date of earliest event reported):  December 31, 2024

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001550023

Name and telephone number, including area code, of the person to contact in connection with this filing: Kate B. Seifert, 612-239-7131

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c)(1) []

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X ]

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
_________/s/o Charles M. Osborne__________________
Chief Financial Officer & Treasurer, Northstar Education Finance, Inc.


Date:  January 24, 2025